UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08014
Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Dividend Builder Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 4.9%

Boeing Co. (The)	150,000	$11,145,000
Honeywell International, Inc.	200,000	11,168,000
Lockheed Martin Corp.	175,000	15,239,000
United Technologies Corp.	215,000	16,238,950

		$53,790,950

Air Freight & Logistics — 0.5%

United Parcel Service, Inc., Class B	75,000	$5,907,000

		$5,907,000

Building Products — 0.8%

Compagnie de Saint-Gobain(1)	250,000	$9,237,293

		$9,237,293

Chemicals — 2.7%

Celanese Corp., Series A	175,000	$6,058,500
LyondellBasell Industries NV, Class A	290,000	11,678,300
Monsanto Co.	150,000	12,417,000

		$30,153,800

Commercial Banks — 6.9%

KeyCorp	1,300,000	$10,062,000
PNC Financial Services Group, Inc.	362,000	22,121,820
Regions Financial Corp.	2,000,000	13,500,000
Wells Fargo & Co.	911,672	30,486,312

		$76,170,132

Communications Equipment — 2.3%

QUALCOMM, Inc.	450,000	$25,056,000

		$25,056,000

Computers & Peripherals — 4.9%

Apple, Inc.(2)	92,000	$53,728,000

		$53,728,000

Diversified Financial Services — 1.0%

JPMorgan Chase & Co.	300,000	$10,719,000

		$10,719,000

Diversified Telecommunication Services — 2.5%

CenturyLink, Inc.	205,000	$8,095,450
France Telecom SA(1)	600,000	7,889,029
Telstra Corp., Ltd.	3,000,000	11,366,746

		$27,351,225

Electric Utilities — 0.5%

Edison International	120,000	$5,544,000

		$5,544,000

Energy Equipment & Services — 1.5%

Halliburton Co.	360,000	$10,220,400
Seadrill, Ltd.	175,000	6,241,458

		$16,461,858

Food & Staples Retailing — 2.5%

Casino Guichard-Perrachon SA	150,000	$13,184,773
Costco Wholesale Corp.	155,000	14,725,000

		$27,909,773

Food Products — 2.5%

Hillshire Brands Co.	121,000	$3,507,790
Kraft Foods, Inc., Class A	180,000	6,951,600
Nestle SA	290,000	17,306,582

		$27,765,972

Health Care Equipment & Supplies — 1.6%

Covidien PLC	325,000	$17,387,500

		$17,387,500

Health Care Providers & Services — 2.7%

Fresenius Medical Care AG & Co. KGaA	280,372	$19,802,159
Humana, Inc.	125,000	9,680,000

		$29,482,159

Hotels, Restaurants & Leisure — 2.4%

McDonald’s Corp.	294,000	$26,027,820

		$26,027,820

Household Products — 0.8%

Colgate-Palmolive Co.	80,000	$8,328,000

		$8,328,000

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 0.6%

General Electric Co.	300,000	$6,252,000

		$6,252,000

Insurance — 6.8%

Aflac, Inc.	350,000	$14,906,500
MetLife, Inc.	1,020,169	31,472,213
Prudential Financial, Inc.	576,304	27,910,403

		$74,289,116

IT Services — 7.0%

Accenture PLC, Class A	460,000	$27,641,400
International Business Machines Corp.	140,000	27,381,200
Visa, Inc., Class A	182,000	22,500,660

		$77,523,260

Machinery — 0.9%

PACCAR, Inc.	250,000	$9,797,500

		$9,797,500

Media — 1.1%

Walt Disney Co. (The)	250,000	$12,125,000

		$12,125,000

Metals & Mining — 1.4%

Freeport-McMoRan Copper & Gold, Inc.	200,000	$6,814,000
KGHM Polska Miedz SA	200,000	8,752,923

		$15,566,923

Multi-Utilities — 3.6%

CMS Energy Corp.	700,000	$16,450,000
National Grid PLC	700,000	7,418,623
Sempra Energy	125,000	8,610,000
Veolia Environnement(1)	550,000	6,964,738

		$39,443,361

Multiline Retail — 0.6%

Macy’s, Inc.	200,000	$6,870,000

		$6,870,000

Oil, Gas & Consumable Fuels — 8.6%

Chevron Corp.	200,000	$21,100,000
Enbridge, Inc.	250,000	9,980,000
Kinder Morgan Management, LLC(1)(2)	266,143	19,540,219
Occidental Petroleum Corp.	224,000	19,212,480
Phillips 66(2)	407,500	13,545,300
Royal Dutch Shell PLC, Class A	325,000	10,950,212

		$94,328,211

Pharmaceuticals — 7.7%

Abbott Laboratories	150,000	$9,670,500
Johnson & Johnson	250,000	16,890,000
Pfizer, Inc.	700,000	16,100,000
Sanofi SA	315,000	23,845,749
Teva Pharmaceutical Industries, Ltd. ADR	475,000	18,734,000

		$85,240,249

Road & Rail — 1.1%

Union Pacific Corp.	100,000	$11,931,000

		$11,931,000

Semiconductors & Semiconductor Equipment — 2.3%

Cypress Semiconductor Corp.(2)	710,000	$9,386,200
Intel Corp.	610,000	16,256,500

		$25,642,700

Software — 4.3%

Microsoft Corp.	1,020,000	$31,201,800
Oracle Corp.	550,000	16,335,000

		$47,536,800

Specialty Retail — 5.1%

Home Depot, Inc. (The)	265,000	$14,042,350
Industria de Diseno Textil SA	65,000	6,718,736
Kingfisher PLC	1,500,000	6,766,529
Lowe’s Companies, Inc.	280,000	7,963,200
TJX Companies, Inc. (The)	480,000	20,606,400

		$56,097,215

Textiles, Apparel & Luxury Goods — 1.0%

Coach, Inc.	190,000	$11,111,200

		$11,111,200

Tobacco — 3.9%

British American Tobacco PLC	350,000	$17,793,997
Japan Tobacco, Inc.(1)	400,000	11,850,256

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco (continued)

Philip Morris International, Inc.	150,000	$13,089,000

		$42,733,253

Transportation Infrastructure — 0.6%

Abertis Infraestructuras SA	500,000	$6,757,281

		$6,757,281

Wireless Telecommunication Services — 1.7%

Millicom International Cellular SA SDR	80,000	$7,550,070
Vodafone Group PLC ADR	400,000	11,272,000

		$18,822,070

Total Common Stocks
(identified cost $925,033,843)		$1,093,087,621

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.10%(3)(4)	$17,413	$17,413,121
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	26	26,109

Total Short-Term Investments
(identified cost $17,439,230)		$17,439,230

Total Investments — 100.9%
(identified cost $942,473,073)		$1,110,526,851

Other Assets, Less Liabilities — (0.9)%		$(9,989,421)

Net Assets — 100.0%		$1,100,537,430

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
SDR	- Swedish Depositary Receipt

(1)	All or a portion of this security was on loan at June 30, 2012.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	72.3%	$795,997,267
France	5.5	61,121,582
United Kingdom	4.9	54,201,361
Ireland	4.1	45,028,900
Germany	1.8	19,802,159
Israel	1.7	18,734,000
Switzerland	1.6	17,306,582
Spain	1.2	13,476,017
Japan	1.1	11,850,256
Netherlands	1.1	11,678,300
Australia	1.0	11,366,746
Canada	0.9	9,980,000
Poland	0.8	8,752,923
Luxembourg	0.7	7,550,070
Norway	0.6	6,241,458

Long-Term Investments	99.3%	$1,093,087,621

Short-Term Investments		$17,439,230

Total Investments		$1,110,526,851

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value including $17,530,357 of securities on loan (identified cost, $925,033,843)	$1,093,087,621
Affiliated investments, at value (identified cost, $17,439,230)	17,439,230
Restricted cash*	1,030,436
Foreign currency, at value (identified cost, $595,943)	602,429
Dividends receivable	3,267,100
Interest receivable from affiliated investment	365
Receivable for investments sold	6,746,662
Securities lending income receivable	104,928
Tax reclaims receivable	1,584,652

Total assets	$1,123,863,423

Liabilities

Notes payable	$3,300,000
Collateral for securities loaned	17,413,121
Payable for open forward foreign currency exchange contracts	1,941,747
Payable to affiliates:
Investment adviser fee	558,561
Trustees’ fees	11,530
Accrued expenses	101,034

Total liabilities	$23,325,993

Net Assets applicable to investors’ interest in Portfolio	$1,100,537,430

Sources of Net Assets

Investors’ capital	$934,343,338
Net unrealized appreciation	166,194,092

Total	$1,100,537,430

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $1,220,180)	$21,274,622
Securities lending income, net	477,640
Interest allocated from affiliated investment	3,129
Expenses allocated from affiliated investment	(516)

Total investment income	$21,754,875

Expenses

Investment adviser fee	$3,601,150
Trustees’ fees and expenses	24,093
Custodian fee	156,583
Legal and accounting services	35,802
Miscellaneous	21,496

Total expenses	$3,839,124

Deduct —
Reduction of custodian fee	$16

Total expense reductions	$16

Net expenses	$3,839,108

Net investment income	$17,915,767

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$61,565,865
Investment transactions allocated from affiliated investments	1,885
Foreign currency and forward foreign currency exchange contract transactions	4,204,763

Net realized gain	$65,772,513

Change in unrealized appreciation (depreciation) —
Investments	$(4,866,008)
Foreign currency and forward foreign currency exchange contracts	(2,012,303)

Net change in unrealized appreciation (depreciation)	$(6,878,311)

Net realized and unrealized gain	$58,894,202

Net increase in net assets from operations	$76,809,969

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$17,915,767	$51,098,279
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	65,772,513	71,080,836
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(6,878,311)	(102,990,031)

Net increase in net assets from operations	$76,809,969	$19,189,084

Capital transactions —
Contributions	$6,903,396	$11,598,891
Withdrawals	(105,861,898)	(253,879,351)

Net decrease in net assets from capital transactions	$(98,958,502)	$(242,280,460)

Net decrease in net assets	$(22,148,533)	$(223,091,376)

Net Assets

At beginning of period	$1,122,685,963	$1,345,777,339

At end of period	$1,100,537,430	$1,122,685,963

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009		2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.67%		0.67%	0.68%		0.66%	0.67%
Net investment income	3.15	%(2)	4.16	%(3)	3.87%	4.76	%(4)	3.37%	2.59%
Portfolio Turnover	39	%(5)	87%		100%	152%		148%	60%

Total Return	6.86	%(5)	1.55%		9.47%	13.45%		(37.31)%	23.32%

Net assets, end of period (000’s omitted)	$1,100,537		$1,122,686		$1,345,777	$1,474,192		$1,462,000	$1,849,307

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.93% of average daily net assets.
(4)	Includes special dividends equal to 1.10% of average daily net assets.
(5)	Not annualized.

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Dividend Builder Fund held a 99.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $3,601,150 or 0.63% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $443,116,093 and $519,867,016, respectively, for the six months ended June 30, 2012.

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$944,463,414

Gross unrealized appreciation	$190,132,044
Gross unrealized depreciation	(24,068,607)

Net unrealized appreciation	$166,063,437

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

7/31/12	British Pound Sterling 9,103,956	United States Dollar 14,167,805	Citibank NA	$(89,380)
7/31/12	British Pound Sterling 9,103,956	United States Dollar 14,169,762	Standard Chartered Bank	(87,423)
7/31/12	British Pound Sterling 9,103,956	United States Dollar 14,167,122	State Street Bank and Trust Co.	(90,063)
7/31/12	Euro 29,969,830	United States Dollar 37,373,127	Citibank NA	(562,060)
7/31/12	Euro 29,969,830	United States Dollar 37,382,178	Standard Chartered Bank	(553,009)
7/31/12	Euro 29,969,830	United States Dollar 37,375,374	State Street Bank and Trust Co.	(559,812)

				$(1,941,747)

At June 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2012 the fair value of derivatives with credit-related contingent features in a net liability position was $1,941,747. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,030,436.

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk from such derivatives was none. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at June 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(1,941,747	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Forward foreign currency exchange contracts	$4,187,523(1)	$(1,986,541	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2012, which is indicative of the volume of this derivative type, was approximately $170,148,000.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2012, the Portfolio had a balance outstanding pursuant to this line of credit of $3,300,000 at an interest rate of 1.15%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2012. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2012 were not significant.

7 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

8 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2012 amounted to $22,290. At June 30, 2012, the value of the securities loaned and the value of the collateral received amounted to $17,530,357 and $17,413,121, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$98,745,970	$13,485,265	$—	$112,231,235
Consumer Staples	46,601,390	60,135,608	—	106,736,998
Energy	93,598,399	17,191,670	—	110,790,069
Financials	161,178,248	—	—	161,178,248
Health Care	88,462,000	43,647,908	—	132,109,908
Industrials	87,678,450	15,994,574	—	103,673,024
Information Technology	229,486,760	—	—	229,486,760
Materials	36,967,800	8,752,923	—	45,720,723
Telecommunication Services	19,367,450	26,805,845	—	46,173,295
Utilities	30,604,000	14,383,361	—	44,987,361

Total Common Stocks	$892,690,467	$200,397,154 *	$—	$1,093,087,621

Short-Term Investments	$—	$17,439,230	$—	$17,439,230

Total Investments	$892,690,467	$217,836,384	$—	$1,110,526,851

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,941,747)	$—	$(1,941,747)

Total	$—	$(1,941,747)	$—	$(1,941,747)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

Eaton Vance
Dividend Builder Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Dividend Builder Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Dividend Builder Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance over more recent periods, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Dividend Builder Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Dividend Builder Portfolio

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Dividend Builder Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Dividend Builder Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159-8/12	UTSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dividend Builder Portfolio

By:	/s/ Judith A. Saryan Judith A. Saryan
President
Date: August 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: August 13, 2012

By:	/s/ Judith A. Saryan Judith A. Saryan
President
Date: August 13, 2012